JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 99.9%
Australia — 4.8%
BHP Group Ltd.	6		202
Commonwealth Bank of Australia	3		162
Rio Tinto Ltd.	2		176

			540

Austria — 0.7%
Erste Group Bank AG	2		74

Belgium — 0.8%
KBC Group NV*	1		89

China — 3.8%
Alibaba Group Holding Ltd.*	3		95
Ping An Insurance Group Co. of China Ltd., Class H	10		118
Prosus NV*	1		86
Tencent Holdings Ltd.	2		134

			433

Denmark — 3.9%
Carlsberg A/S, Class B	1		124
Novo Nordisk A/S, Class B	3		230
Orsted A/S(a)	—	(b)	93

			447

Finland — 0.9%
Kone OYJ, Class B	1		104

France — 13.2%
AXA SA	4		97
Capgemini SE	1		149
Kering SA	—	(b)	112
Legrand SA	1		113
L’Oreal SA	—	(b)	139
LVMH Moet Hennessy Louis Vuitton SE	—	(b)	246
Pernod Ricard SA	1		115
Safran SA*	1		90
Schneider Electric SE	1		118
TOTAL SE	5		192
Vinci SA	1		128

			1,499

Germany — 8.3% adidas AG*	—	(b)	110
Allianz SE (Registered)	1		156
Delivery Hero SE*(a)	1		92
Deutsche Boerse AG	1		82
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	—	(b)	106
RWE AG	2		78
SAP SE	1		155
Symrise AG	1		77
Vonovia SE	1		87

			943

Hong Kong — 3.4%
AIA Group Ltd.	20		246
Hong Kong Exchanges & Clearing Ltd.	2		141

			387

India — 1.1%
HDFC Bank Ltd., ADR*	2		127

Japan — 19.0%
Daikin Industries Ltd.	1		127
FANUC Corp.	1		130
Hoya Corp.	1		153
Kao Corp.	2		152

Keyence Corp.	—	(b)	215
Komatsu Ltd.	4		104
Kubota Corp.	6		123
Makita Corp.	2		72
Nidec Corp.	1		120
Nintendo Co. Ltd.	—	(b)	115
Recruit Holdings Co. Ltd.	4		157
Shin-Etsu Chemical Co. Ltd.	1		157
SMC Corp.	—	(b)	121
Sony Corp.	2		201
Sysmex Corp.	1		93
Tokyo Electron Ltd.	—	(b)	114

			2,154

Macau — 0.7%
Sands China Ltd.	21		84

Netherlands — 3.4%
ASML Holding NV	1		307
ING Groep NV*	9		81

			388

Singapore — 1.1%
DBS Group Holdings Ltd.	6		121

South Africa — 0.9%
Anglo American plc	3		105

South Korea — 1.4%
Samsung Electronics Co. Ltd., GDR(a)	—	(b)	164

Spain — 3.0%
Cellnex Telecom SA(a)	1		70
Iberdrola SA	12		156
Industria de Diseno Textil SA	4		114

			340

Sweden — 3.2%
Assa Abloy AB, Class B	5		121
Atlas Copco AB, Class A	3		139
Svenska Handelsbanken AB, Class A*	11		109

			369

Switzerland — 10.4%
LafargeHolcim Ltd. (Registered)*	2		134
Lonza Group AG (Registered)	—	(b)	104
Nestle SA (Registered)	3		355
Novartis AG (Registered)	2		144
Roche Holding AG	1		333

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
SGS SA (Registered)	—	(b)	106

			1,176

Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1		145

United Kingdom — 13.7%
Diageo plc	5		209
GlaxoSmithKline plc	9		158
InterContinental Hotels Group plc*	2		101
Legal & General Group plc	37		124
Linde plc	—	(b)	107
London Stock Exchange Group plc	1		103
Persimmon plc	3		102
Prudential plc	7		107
Reckitt Benckiser Group plc	1		116
RELX plc	5		132
Smith & Nephew plc	4		87
Unilever plc	4		204

			1,550

United States — 0.9%
Ferguson plc	1		96

TOTAL COMMON STOCKS (Cost $9,852)			11,335

Total Investments — 99.9% (Cost $9,852)			11,335
Other Assets Less Liabilities — 0.1%			14

Net Assets — 100.0%			11,349

Percentages indicated are based on net assets.

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2021 The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Insurance	8.4%
Pharmaceuticals	7.6
Machinery	7.0
Banks	6.7
Semiconductors & Semiconductor Equipment	5.0
Personal Products	4.4
Metals & Mining	4.3
Textiles, Apparel & Luxury Goods	4.1
Beverages	4.0
Professional Services	3.5
Food Products	3.1
Electrical Equipment	3.1
Chemicals	3.0
Health Care Equipment & Supplies	2.9
Capital Markets	2.9
Household Durables	2.7
Internet & Direct Marketing Retail	2.4
Electric Utilities	2.2
Building Products	2.2
Electronic Equipment, Instruments & Components	1.9
Oil, Gas & Consumable Fuels	1.7
Hotels, Restaurants & Leisure	1.6
Technology Hardware, Storage & Peripherals	1.4
Software	1.4
IT Services	1.3
Construction Materials	1.2
Interactive Media & Services	1.2
Construction & Engineering	1.1
Household Products	1.0
Entertainment	1.0
Specialty Retail	1.0
Others (each less than 1.0%)	4.7

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OYJ	Public Limited Company

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than one thousand. Non-income producing security.
*

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Over-the-Counter (“OTC”) Total Return Basket Swaps Outstanding at January 31, 2021 (amounts in thousands):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)		NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.16)% to 0.15%), which is denominated in GBP based on the local currencies of the positions within the swaps.	8/3/2021	$(105)	$—	(a)	$ —	$—	(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
United Kingdom
Lloyds Banking Group plc*	196	88	(1)		0.0	(b)
National Grid plc	10	113	—	(a)	0.0	(b)
Prudential plc	4	71	—	(a)	0.0	(b)
RELX plc	4	94	—	(a)	0.0	(b)
Taylor Wimpey plc*	53	107	(1)		0.0	(b)
Wm Morrison Supermarkets plc	40	98	—	(a)	0.0	(b)

	307	571	(2)		0.0	(b)

United States
Ferguson plc	1	96	(1)		0.0	(b)

Total Long Positions of Total Return Basket Swap	308	667	(3)		0.0	(b)

Short Positions
Common Stock
United Kingdom
British Land Co. plc (The)	(23)	(142)	1		0.0	(b)
Hargreaves Lansdown plc	(4)	(100)	1		0.0	(b)
Pearson plc	(19)	(213)	1		0.0	(b)
Sage Group plc (The)	(16)	(131)	—	(a)	0.0	(b)
Severn Trent plc	(2)	(73)	—	(a)	0.0	(b)
United Utilities Group plc	(9)	(113)	—	(a)	0.0	(b)

Total Short Positions of Total Return Basket Swap	(73)	(772)	3		0.0	(b)

Total of Long and Short Positions of Total Return Basket Swap	235	(105)	—	(a)	0.0	(b)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.74)% to 0.15%), which is denominated in EUR based on the local currencies of the positions within the swaps.	8/3/2021	$255	$1	$ —	$1

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Germany
adidas AG*	— (a)	92	(1)		0.0	(b)
Delivery Hero SE*(c)	— (a)	75	—	(a)	0.0	(b)
Deutsche Boerse AG	1	87	—	(a)	0.0	(b)
Deutsche Telekom AG (Registered)	4	63	—	(a)	0.0	(b)
E.ON SE	7	70	—	(a)	0.0	(b)
RWE AG	1	36	—	(a)	0.0	(b)

	13	423	(1)		0.0	(b)

France
Kering SA	— (a)	54	—	(a)	0.0	(b)
LVMH Moet Hennessy Louis Vuitton SE	— (a)	37	—	(a)	0.0	(b)
Schneider Electric SE	1	82	(1)		0.0	(b)
Vinci SA*	1	78	—	(a)	0.0	(b)

	2	251	—	(a)	0.0	(b)

Italy
Snam SpA	15	80	—	(a)	0.0	(b)

China
Prosus NV*	1	82	1		0.0	(b)

Netherlands
ASML Holding NV	— (a)	121	—	(a)	0.0	(b)

Spain
Industria de Diseno Textil SA	3	87	—	(a)	0.0	(b)

Total Long Positions of Total Return Basket Swap	34	1,044	(1)		0.0	(b)

Short Positions
Common Stock
France
Aeroports de Paris*	— (a)	(36)	—	(a)	0.0	(b)
Credit Agricole SA*	(7)	(79)	1		0.0	(b)

	(7)	(115)	1		0.0	(b)

Italy
Banco BPM SpA*	(38)	(84)	1		0.0	(b)
Eni SpA	(8)	(82)	—	(a)	0.0	(b)
Salvatore Ferragamo SpA*	(4)	(75)	—	(a)	0.0	(b)
Terna Rete Elettrica Nazionale SpA	(11)	(80)	—	(a)	0.0	(b)

	(61)	(321)	1		0.0	(b)

Netherlands
Heineken NV*	(1)	(93)	—		—

Germany
Telefonica Deutschland Holding AG	(23)	(64)	—	(a)	0.0	(b)

Finland
Fortum OYJ	(2)	(48)	—	(a)	0.0	(b)

Belgium
Etablissements Franz Colruyt NV	(2)	(100)	—	(a)	0.0	(b)

Spain
Aena SME SA*(c)	— (a)	(48)	—	(a)	0.0	(b)

Total Short Positions of Total Return Basket Swap	(96)	(789)	2		0.0	(b)

Total of Long and Short Positions of Total Return Basket Swap	(62)	255	1		0.0	(b)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month CIBOR on long positions, plus or minus a specified spread of 0.15%, which is denominated in DKK based on the local currencies of the positions within the swaps.	9/6/2021	$136	$(1)	$ —	$(1)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Denmark
Carlsberg A/S	1		92	(1)	0.0	(b)
Orsted A/S(c)	—	(a)	44	— (a)	0.0	(b)

Total Long Positions of Total Return Basket Swap	1		136	(1)	0.0	(b)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)		NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month NIBOR on short positions, plus or minus a specified spread of (0.15)%, which is denominated in NOK based on the local currencies of the positions within the swaps.	8/3/2021	$(52)	$—	(a)	$ —	$—	(a)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stock
Norway
DNB ASA*		(3)	(52)	—	(a)	0.0(b)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)		NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month STIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.15)% to 0.15%), which is denominated in SEK based on the local currencies of the positions within the swaps.	8/3/2021	$(44)	$—	(a)	$—	$—	(a)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Sweden
Lundin Energy AB	3	84	—	(a)	0.0	(b)
Svenska Handelsbanken AB*	9	87	(1)		0.0	(b)

Total Long Positions of Total Return Basket Swap	12	171	(1)		0.0	(b)

Short Positions
Common Stock
Sweden
Electrolux AB	(4)	(105)	—	(a)	0.0	(b)
Telefonaktiebolaget LM Ericsson	(9)	(110)	1		0.0	(b)

Total Short Positions of Total Return Basket Swap	(13)	(215)	1		0.0	(b)

Total of Long and Short Positions of Total Return Basket Swap	(1)	(44)	—	(a)	0.0	(b)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)			NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBSW on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.30)% to 0.30%), which is denominated in AUD based on the local currencies of the positions within the swaps.	7/29/2021	$(15)	$	— (a	)	$—	$	— (a	)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)			PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Australia
Westpac Banking Corp.	6	95		(1)		0.0(b	)
Short Positions
Common Stock
Australia
Bendigo & Adelaide Bank Ltd.	(8)	(58)		1		0.0(b	)
National Australia Bank Ltd.	(3)	(52)		— (a	)	0.0(b	)

Total Short Positions of Total Return Basket Swap	(11)	(110)		1		0.0(b	)

Total of Long and Short Positions of Total Return Basket Swap	(5)	$(15)	$	— (a	)	0.0(b	)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.30)% to 0.30%), which is denominated in JPY based on the local currencies of the positions within the swaps.	7/29/2021	$(143)	$(1)	$—	$(1)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Japan
Hoya Corp.	1	102	—	(a)	0.0	(b)
Isuzu Motors Ltd.	11	109	—	(a)	0.0	(b)
Nippon Telegraph & Telephone Corp.	2	50	—	(a)	0.0	(b)
Obayashi Corp.	8	64	—	(a)	0.0	(b)
ORIX Corp.	5	77	—	(a)	0.0	(b)
Otsuka Corp.	2	81	—	(a)	0.0	(b)
Resona Holdings, Inc.	19	67	—	(a)	0.0	(b)
Shiseido Co. Ltd.	1	71	—	(a)	0.0	(b)
Sundrug Co. Ltd.	2	63	—	(a)	0.0	(b)
Tokyo Electron Ltd.	— (a)	152	—	(a)	0.0	(b)
Toyota Motor Corp.	2	119	1		0.0	(b)

Total Long Positions of Total Return Basket Swap	53	955	1		0.0	(b)

Short Positions
Common Stock
Japan
Brother Industries Ltd.	(7)	(154)	(1)		0.0	(b)
Fukuoka Financial Group, Inc.	(4)	(75)	—	(a)	0.0	(b)
Hino Motors Ltd.	(12)	(101)	—	(a)	0.0	(b)
Isetan Mitsukoshi Holdings Ltd.	(13)	(78)	—	(a)	0.0	(b)
Japan Post Holdings Co. Ltd.*	(8)	(63)	—	(a)	0.0	(b)
Kajima Corp.	(5)	(68)	—	(a)	0.0	(b)
Mazda Motor Corp.*	(19)	(134)	—	(a)	0.0	(b)
Seiko Epson Corp.	(7)	(124)	(1)		0.0	(b)
SoftBank Corp.	(4)	(50)	—	(a)	0.0	(b)
Takashimaya Co. Ltd.*	(9)	(86)	—	(a)	0.0	(b)
Yamada Denki Co. Ltd.	(17)	(88)	—	(a)	0.0	(b)
Yamazaki Baking Co. Ltd.	(4)	(77)	—	(a)	0.0	(b)

Total Short Positions of Total Return Basket Swap	(109)	(1,098)	(2)		0.0	(b)

Total of Long and Short Positions of Total Return Basket Swap	(56)	(143)	(1)		0.0	(b)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)		NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.15)% to 0.15%), which is denominated in CHF based on the local currencies of the positions within the swaps.	8/3/2021	$(277)	$—	(a)	$ —	$—	(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Switzerland
Helvetia Holding AG (Registered)	1	95	—	(a)	0.0	(b)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stock
Switzerland
ABB Ltd. (Registered)	(3)	(79)	—	(a)	0.0	(b)
Baloise Holding AG (Registered)	(1)	(99)	—	(a)	0.0	(b)
Swatch Group AG (The)	— (a)	(116)	—	(a)	0.0	(b)
Swiss Life Holding AG (Registered)*	— (a)	(78)	—	(a)	0.0	(b)

Total Short Positions of Total Return Basket Swap	(4)	(372)	—	(a)	0.0	(b)

Total of Long and Short Positions of Total Return Basket Swap	(3)	(277)	—	(a)	0.0	(b)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)		NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month HIBOR on long positions, plus or minus a specified spread of 0.30%, which is denominated in HKD based on the local currencies of the positions within the swaps.	9/27/2021	$80	$—	(a)	$ —	$—	(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
China
Budweiser Brewing Co. APAC Ltd.(c)	24	80	—	(a)	0.0	(b)

The following reference rates, and their values as of period-end, are used for security descriptions:	Value
BBSW	0.01%
CHF LIBOR	(0.81)
CIBOR	0.00
EURIBOR	(0.57)
GBP LIBOR	0.03
HIBOR	0.16
JPY LIBOR	(0.06)
NIBOR	0.31
STIBOR	(0.08)

Summary of total OTC swap contracts outstanding as of January 31, 2021 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Total return basket swap contracts outstanding	—	1

Liabilities
OTC Total return basket swap contracts outstanding	—	(2)

Abbreviations

AUD	Australian Dollar
BBSW	ASX Australia Bank Bill Swap Rate
CHF	Swiss Franc
CIBOR	Copenhagen Interbank offered Rate
DKK	Danish Krone
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
HIBOR	Hong Kong Interbank offered Rate
HKD	Hong Kong Dollar
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
NOK	Norwegian Krone
OYJ	Public Limited Company
SEK	Swedish Krona
STIBOR	Stockholm Interbank Offered Rate

(a)	Amount rounds to less than one thousand.
(b)	Amount rounds to less than 0.1% of net assets.
(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(1)	Notional value represents market value as of January 31, 2021 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain (loss) of the positions subsequent to the swap reset.
*	Non-income producing security.

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$540	$—	$540
Austria	—	74	—	74
Belgium	—	89	—	89
China	—	433	—	433
Denmark	—	447	—	447
Finland	—	104	—	104
France	—	1,499	—	1,499
Germany	—	943	—	943
Hong Kong	—	387	—	387
India	127	—	—	127
Japan	—	2,154	—	2,154
Macau	—	84	—	84
Netherlands	—	388	—	388
Singapore	—	121	—	121
South Africa	—	105	—	105
South Korea	164	—	—	164
Spain	—	340	—	340
Sweden	—	369	—	369
Switzerland	—	1,176	—	1,176
Taiwan	145	—	—	145
United Kingdom	204	1,346	—	1,550
United States	—	96	—	96

Total Common Stocks	640	10,695	—	11,335

Total Investments in Securities	$640	$10,695	$—	$11,335

Appreciation in Other Financial Instruments
Swaps	$—	$1	$—	$1

Depreciation in Other Financial Instruments
Swaps	$—	$(2)	$—	$(2)

B. Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

(1). Swaps — The Fund engaged in various swap transactions, including total return basket swaps, to manage total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and/or short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

The total return basket swap contracts are subject to master netting arrangements. The Fund may be required to post or receive collateral for total return basket swaps.